Schedule of Components of Loss Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
U.S. operations	$ (11,652)	$ (4,806)
Non-U.S. operations	4,455	5,810
Income (loss) before income taxes	$ (7,197)	$ 1,004